                                  ARMADA FUNDS
                                 (THE "TRUST")

                     Supplement dated June 10, 1999 to the
            Armada Equity Series Prospectus dated September 18, 1998

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE
                                  PROSPECTUS.

     Effective July 1, 1999, National City Investment Management Company (the "Adviser") will reduce its fee waiver from .35% to .15% on the Class A and Class I shares of the Equity Index Fund. The Management Fee that will be charged is
 .20%. In connection with these changes, information relating to the fund expenses presented in the prospectus will change as follows:

     1. Transaction and Operating Expenses for the Equity Index Fund (the "Fund") shares as set forth on page 3 of the Funds' Prospectus:

     The purpose of the following table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in Class A or Class I shares of the Fund. THE INFORMATION CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES.

                                                                 EQUITY INDEX FUND
                                                              -----------------------
                                                              A SHARES(1)    I SHARES
                                                              -----------    --------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases(2)................      3.75%        None
Sales Charge Imposed on Reinvested Dividends................      None         None
Redemption Fee..............................................      None         None
Exchange Fee................................................      None         None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Management Fees (after fee waivers)(3)......................       .20%         .20%
12b-1 Fees(4)...............................................       .00%         .00%
Other Expenses..............................................       .42%         .17%
TOTAL FUND OPERATING EXPENSES
  (after fee waivers)(3)....................................       .62%         .37%

---------------

(1) The Trust has implemented a plan imposing shareholder servicing fees with respect to A shares of the Fund. Pursuant to such plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own A shares in consideration for the payment of up to .25% (on an annualized basis) of the net asset value of such shares. For further information concerning these plans, see "Distribution and Servicing Arrangements."

(2) A reduced sales charge may be available. A contingent deferred sales charge of 1% may be imposed on certain redemptions of A shares purchased without an initial sales charge as part of an investment of $1 million or more. See "How to Purchase and Redeem Shares - Reduced Sales Charges Applicable to Purchases of A Shares."

(3) The expense information in the table relating to the Fund has been restated to reflect current fees. Without fee waivers during the current fiscal year by the Adviser, the Management Fees and Total Fund Operating Expenses would be .35% and .77%, respectively, for the A shares and .35% and .52%, respectively, for the I shares of the Fund. The Adviser is entitled to receive an advisory fee, computed daily and payable monthly, at an annual rate of .35% of the average daily net assets of the Equity Index Fund pursuant to its Advisory Agreement with the Trust.

(4) The Fund has in effect a 12b-1 Plan for the A and I classes of shares pursuant to which its A and I shares may bear fees up to .10% per annum of such classes' average net assets. As a result of the payment of sales charges and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD"). The NASD has adopted rules which generally limit the aggregate sales charges and payments under the Trust's 12b-1 Plans to a certain percentage of total new gross share sales, plus interest. The Trust would stop accruing 12b-1 and related fees if the limit would be exceeded.

     2. Expenses on a Hypothetical $1,000 Investment (1, 3, 5 and 10 years) for the Equity Index Fund as set forth on page 5 of the Prospectus:

                                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                      ------    -------    -------    --------
A shares(1).........................................   $44        $51        $71        $112
A shares(2).........................................   $16        $20        $35        $ 77
I shares............................................   $ 4        $12        $21        $ 47

---------------

(1) Assumes deduction at time of purchase of maximum applicable front-end sales charge.

(2) Assumes no front-end sales charge but the maximum deferred sales charge at one year.

     The Prospectus section "How to Purchase and Redeem Shares" is hereby amended as follows:

          3. Exemptions From Contingent Deferred Sales Charge. The following paragraph will be inserted as the eighth paragraph under this section on page 34:

            "(g) redemptions by a qualified retirement plan participant for retirement loans, financial hardship, certain participant expenses or due to termination of employment with their plan sponsor is terminated"

          4. Exchange Privilege Applicable to A Shares and B Shares. This section of the prospectus, page 38, is amended by replacing the third paragraph with the following:

            "Shareholders who have purchased B shares of the Parkstone Funds may exchange those shares for A shares of the Trust at net asset value. Contingent deferred sales charges are not waived when redeeming B Shares of the Parkstone Funds."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
AF-C-809

                                  ARMADA FUNDS
                                 (THE "TRUST")

                     Supplement dated June 10, 1999 to the
            Armada Income Series Prospectus dated September 18, 1998

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE
                                  PROSPECTUS.

     The Prospectus section "How to Purchase and Redeem Shares" is hereby amended as follows:

     1. Exemptions From Contingent Deferred Sales Charge. The following paragraph will be inserted as the eighth paragraph under this section on page 34:

        "(g) redemptions by a qualified retirement plan participant for retirement loans, financial hardship, certain participant expenses or due to termination of employment with their plan sponsor"

     2. Exchange Privilege Applicable to A Shares and B Shares. This section of the prospectus, page 38, is amended by replacing the third paragraph with the following:

        "Shareholders who have purchased B shares of the Parkstone Funds may exchange those shares for A shares of the Trust at net asset value. Contingent deferred sales charges are not waived when redeeming B Shares of the Parkstone Funds."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AF-C-808

                                  ARMADA FUNDS
                                 (THE "TRUST")

                     Supplement dated June 10, 1999 to the
          Armada Tax Exempt Series Prospectus dated September 18, 1998

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE
                                  PROSPECTUS.

     The Prospectus section "How to Purchase and Redeem Shares" is hereby amended as follows:

     1. Exemptions From Contingent Deferred Sales Charge. The following paragraph will be inserted as the eighth paragraph under this section on page 21:

        "(g) redemptions by a qualified retirement plan participant for retirement loans, financial hardship, certain participant expenses or due to termination of employment with their plan sponsor"

     2. Exchange Privilege Applicable to A Shares and B Shares. This section of the prospectus, page 25, is amended by replacing the third paragraph with the following:

        "Shareholders who have purchased B shares of the Parkstone Funds may exchange those shares for A shares of the Trust at net asset value. Contingent deferred sales charges are not waived when redeeming B Shares of the Parkstone Funds."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AF-C-810

                                  ARMADA FUNDS
                                 (THE "TRUST")

                     Supplement dated June 10, 1999 to the
      Armada Balanced Allocation Fund Prospectus dated September 18, 1998

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE
                                  PROSPECTUS.

     The Prospectus section "How to Purchase and Redeem Shares" is hereby amended as follows:

     1. Exemptions From Contingent Deferred Sales Charge. The following paragraph will be inserted as the eighth paragraph under this section on page 25:

        "(g) redemptions by a qualified retirement plan participant for retirement loans, financial hardship, certain participant expenses or due to termination of employment with their plan sponsor"

     2. Exchange Privilege Applicable to A Shares and B Shares. This section of the prospectus, page 29, is amended by replacing the third paragraph with the following:

        "Shareholders who have purchased B shares of the Parkstone Funds may exchange those shares for A shares of the Trust at net asset value. Contingent deferred sales charges are not waived when redeeming B Shares of the Parkstone Funds."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AF-B-812

                                  ARMADA FUNDS
                                 (THE "TRUST")

                     Supplement dated June 10, 1999 to the
         Armada Money Market Series Prospectus dated September 15, 1998

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
   IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE
                                  PROSPECTUS.

     The Prospectus section "How to Purchase and Redeem Shares" is hereby amended as follows:

     1. Exemptions From Contingent Deferred Sales Charge. The following paragraph will be inserted as the eighth paragraph under this section on page 24:

        "(g) redemptions by a qualified retirement plan participant for retirement loans, financial hardship, certain participant expenses or due to termination of employment with their plan sponsor"

     2. Exchange Privilege Applicable to A Shares and B Shares. This section of the prospectus, page 28, is amended by replacing the third paragraph with the following:

        "Shareholders who have purchased B shares of the Parkstone Funds may exchange those shares for A shares of the Trust at net asset value. Contingent deferred sales charges are not waived when redeeming B Shares of the Parkstone Funds."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AF-B-811